SUBSEQUENT EVENTS	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than the item identified in Note 6, regarding the 50% allocation of deferred underwriting fee and other than as mentioned below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On July 26, 2022, the Company filed an amendment to the registration statement on Form S-4 to register shares of its common stock, par value $0.0001 per share, that will be issued in connection with the merger of Orwell Merger Sub Inc., a wholly owned subsidiary of the Company, with and into OmniAb, Inc., which is currently a wholly owned subsidiary of Ligand Pharmaceuticals Incorporated, with OmniAb surviving the merger as a wholly owned subsidiary of the Company. In addition, OmniAb will file a registration statement on Form 10 to register shares of its common stock, par value $0.001 per share, which will be distributed to Ligand stockholders pursuant to a spin-off in connection with the merger. In the spin-off, all of Ligand’s stockholders would receive a pro rata number of shares of OmniAb common stock. Upon distribution, the OmniAb common stock will be immediately converted into shares of Avista Public Acquisition Corp. II common stock in the merger, following the Company’s domestication as a Delaware corporation.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the items disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 14, 2022, the Company entered into a promissory note pursuant to the Working Capital Loans terms as outlined in Note 5 with the Sponsor (the “Sponsor Working Capital Loan”) to which the Company could borrow up to an aggregate of $750,000. The Sponsor Working Capital Loan is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date that the winding up of the Company is effective. The unpaid principal balance on the Sponsor Working Capital Loan may be convertible into warrants at the option of the Sponsor at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. On March 15, 2022, the Company drew down $500,000 under the Sponsor Working Capital Loan.

Proposed Business Combination

On March 23, 2022, we entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ligand Pharmaceuticals Incorporated, a Delaware corporation (“Ligand”), OmniAb, Inc., a Delaware corporation and wholly-owned subsidiary of Ligand (“OmniAb” and, together with Ligand, collectively, the “Companies”), and Orwell Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which we will combine with OmniAb, Ligand’s antibody discovery business (the “OmniAb Business”), in a Reverse Morris Trust transaction. Also on March 23, 2022, and in connection with the execution of the Merger Agreement, (a) the Company, Ligand, OmniAb and Merger Sub entered into that certain Employee Matters Agreement, (the “Employee Matters Agreement”), (b) OmniAb and our sponsor entered into that certain sponsor insider letter agreement (the “Sponsor Insider Agreement”) with the Company and certain insiders of the Company (the “Insiders”) and (c) we amended and restated that certain forward purchase agreement, dated August 9, 2021, by entering into the amended and restated forward purchase agreement (the “A&R FPA”), by and among the Company, our sponsor and OmniAb.

Immediately prior to the Merger (as defined below) and pursuant to a Separation and Distribution Agreement, dated as of March 23, 2022, among the Company, Ligand and OmniAb (the “Separation Agreement”), Ligand will, among other things and subject to the terms and conditions of the Separation Agreement, transfer the OmniAb Business, including certain related subsidiaries of Ligand, to OmniAb and, in connection therewith, will distribute (the “Distribution”) to Ligand stockholders 100% of the common stock of OmniAb, par value $0.001 (the “OmniAb Common Stock”).

Immediately following the Distribution, in accordance with and subject to the terms and conditions of the Merger Agreement, Merger Sub will merge with and into OmniAb (the “Merger”), with OmniAb continuing as the surviving company in the Merger and as a wholly-owned subsidiary of the Company.

The Merger Agreement, along with the Separation Agreement and the other transaction documents to be entered into in connection therewith, provides for, among other things, the consummation of the following transactions (collectively, the “OmniAb Business Combination”): (i) we will redomicile by way of continuation from the Cayman Islands to Delaware and domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law and with Section 206 of the Cayman Islands Companies Act (As Revised) at least one business day prior to the closing of the proposed OmniAb Business Combination (the “Domestication”), (ii) Ligand will transfer the OmniAb Business (the “Separation”) to its wholly-owned subsidiary, OmniAb, and contribute $15 million in capital thereto (less certain transaction and other expenses), and (iii) following the Separation, Ligand will distribute 100% of the shares of OmniAb Common Stock, to Ligand stockholders by way of the Distribution. Following the completion of the foregoing transactions and subject to the satisfaction or waiver of certain other conditions set forth in the Merger Agreement, the parties shall consummate the Merger. The Distribution and Merger are intended to qualify as “tax-free” transactions.

Upon consummation of the proposed OmniAb Business Combination, and after the Domestication, we will have one class of common stock, par value $0.0001 per share (the “APAC Common Stock”), which will be listed on Nasdaq under the ticker symbol “OABI.” Our then-outstanding warrants will be listed on Nasdaq under the ticker symbol “OABIW.”

At the time the proposed OmniAb Business Combination is effected (the “Closing”), each share of OmniAb Common Stock outstanding after the Distribution and immediately prior to the effective time of the Merger will be converted into a number of shares of APAC Common Stock based on an exchange ratio determined by reference to a pre-money equity value for OmniAb of $850 million. Holders of OmniAb options, restricted stock units and performance stock units (determined after the Distribution and the division of Ligand equity awards into both Ligand equity awards and OmniAb equity awards pursuant to the Employee Matters Agreement) will have their awards rolled over into equity awards of the Company and adjusted pursuant to the exchange ratio.

In addition, at the Closing, holders of OmniAb Common Stock and equity awards will also receive earnout consideration in the form of an additional 15,000,000 shares of APAC Common Stock (the “OmniAb Earnout Shares”), with 50% of such earnout shares vesting upon the combined company’s achievement of a post-transaction volume-weighted average price (“VWAP”) of $12.50 per share of APAC Common Stock for any 20 trading days over a consecutive 30 trading-day period, and the remainder vesting upon achievement of a post-transaction VWAP of $15.00 per share of APAC Common Stock for any 20 trading days over a consecutive 30 trading-day period, in each case provided such vesting occurs during the five-year period following the Closing.

In connection with the proposed OmniAb Business Combination, upon the Domestication (i) all issued and outstanding Class A ordinary shares and Class B ordinary shares will convert automatically, on a one-for-one basis, into shares of APAC Common Stock, (ii) all issued and outstanding warrants will convert automatically into warrants to acquire shares of APAC Common Stock and (iii) all issued and outstanding Units will separate and convert automatically into one share of APAC Common Stock and one-third of one warrant to purchase APAC Common Stock.

The consummation of the proposed OmniAb Business Combination is subject to certain conditions as further described in the Merger Agreement.